Organization and Business	12 Months Ended
Dec. 31, 2014
Organization And Business [Abstract]
Organization and Business
Note 1: Organization and Business
Description of Business
We are a leading provider of automated retail solutions offering convenient products and services that benefit consumers and drive incremental retail traffic and revenue for retailers. During the first quarter of 2015:

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To align with a change in how our chief operating decision maker evaluates business performance, we added ecoATM, our electronic device recycling business, as a separate reportable segment. Previously, the results of ecoATM along with those of other self-service concepts were included in our New Ventures segment. The combined results of the other self-service concepts, which include our product sampling kiosk concept SAMPLEit, are included in the All Other reporting category as they do not meet quantitative thresholds to be reported as a separate segment. See Note 14: Business Segments and Enterprise-Wide Information for additional information; and

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We discontinued our Redbox operations in Canada ("Redbox Canada") as the business was not meeting our performance expectations. We have reclassified the results of Redbox Canada to discontinued operations for all periods presented in our Consolidated Statements of Comprehensive Income. See Note 12: Discontinued Operations for additional information.

See Note 20: Recast Financial Information for a list of the footnotes that have been recast to conform to the above changes.
Our core offerings in automated retail include our Redbox, Coinstar and ecoATM segments. Our Redbox segment consists of self-service kiosks where consumers can rent or purchase movies and video games. Our Coinstar segment consists of self-service coin-counting kiosks where consumers can convert their coins to cash or stored value products. We also offer self-service kiosks that exchange gift cards for cash under our Coinstar™ Exchange brand. Our ecoATM segment consists of self-service kiosks where consumers can recycle electronic devices for cash. In addition to our three reportable segments, we also conduct business activities through other self-service concepts, where we identify, evaluate, build or acquire and develop new self-service retail concepts and regularly assess these concepts to determine whether continued funding or other alternatives are appropriate.
On July 23, 2013 we acquired the remaining 77.0% equity interest in our ecoATM business. We paid $262.9 million in cash and the primary assets received included property and equipment of $23.2 million, identified intangible assets of $41.4 million and goodwill of $264.2 million, which is not deductible for tax purposes. The primary reason for the business combination was to expand Outerwall’s presence in automated retail and gain exposure to the growing demand for refurbished products and mobile devices. Since the acquisition date, the results of ecoATM operations, with the exception of expense for rights to receive cash which are unallocated corporate expenses, are included in our ecoATM segment. See Note 14: Business Segments and Enterprise-Wide Information for more information.
Our kiosks are located primarily in supermarkets, drug stores, mass merchants, financial institutions, convenience stores, malls and restaurants. Our kiosk and location counts as of December 31, 2014, are as follows:

	Kiosks	Locations
Redbox	42,280	34,740
Coinstar	21,340	20,250
ecoATM	1,890	1,660
All Other	90	90
Total	65,600	56,740